EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.4%
	AUSTRALIA — 4.6%
470,000	Evolution Mining Ltd.	$3,727,062
180,000	Northern Star Resources Ltd.	2,520,405
150,000	Sonic Healthcare Ltd.	2,307,205
630,000	Telstra Group Ltd.	2,225,303
		10,779,975
	BRAZIL — 6.8%
700,000	Ambev S.A. - ADR	2,208,040
1,000,000	B3 S.A. - Brasil Bolsa Balcao	3,103,054
1,000,000	Banco Bradesco S.A. - ADR	3,610,000
400,000	Itau Unibanco Holding S.A. - ADR	3,384,000
250,000	Vale S.A. - ADR	3,765,000
		16,070,094
	CANADA — 15.7%
20,000	Agnico Eagle Mines Ltd.	2,905,400
700,000	Algonquin Power & Utilities Corp.	4,094,443
500,000	B2Gold Corp.	1,875,000
22,000	Bank of Nova Scotia	1,929,767
150,000	Barrick Mining Corp.	5,509,500
150,000	BCE, Inc.	3,253,798
60,000	Canadian Utilities Ltd. - Class A	2,384,764
300,000	Equinox Gold Corp.	2,685,000
300,000	IAMGOLD Corp. *	4,257,000
15,000	Nutrien Ltd.	1,036,050
80,000	Pan American Silver Corp.	3,448,800
50,000	Power Corp. of Canada	3,416,792
		36,796,314
	CHINA — 1.1%
170,000	Alibaba Group Holding Ltd.	2,536,213
	DENMARK — 2.0%
100,000	Novo Nordisk A/S - ADR	4,708,000
	FINLAND — 3.1%
160,000	Fortum Oyj	3,639,299
400,000	Nokia Oyj	3,670,664
		7,309,963
	FRANCE — 8.6%
150,000	Engie S.A.	4,689,230
4,000	LVMH Moet Hennessy Louis Vuitton S.E.	2,191,651

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FRANCE (Continued)
35,000	Sanofi S.A.	$3,005,593
8,500	Schneider Electric S.E.	2,838,561
60,000	TotalEnergies S.E. - ADR	5,271,600
55,000	Veolia Environnement S.A.	2,186,174
		20,182,809
	GERMANY — 2.5%
30,000	Bayer A.G.	1,662,246
130,000	E.ON S.E.	2,805,524
7,000	SAP S.E.	1,272,786
		5,740,556
	INDONESIA — 0.6%
100,000	Telkom Indonesia Persero Tbk P.T. - ADR	1,466,000
	IRELAND — 1.4%
20,000	Accenture PLC - Class A	3,318,400
	ITALY — 3.9%
400,000	Enel S.p.A.	4,519,834
170,000	Eni S.p.A.	4,700,876
		9,220,710
	MEXICO — 2.0%
800,000	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	1,856,867
1,000,000	Wal-Mart de Mexico S.A.B. de C.V.	2,901,354
		4,758,221
	NETHERLANDS — 1.7%
2,500	ASML Holding N.V.	4,072,500
	NEW ZEALAND — 0.6%
2,600,000	Kiwi Property Group Ltd.	1,424,280
	NORWAY — 5.6%
100,000	Aker BP A.S.A.	3,529,412
100,000	Austevoll Seafood A.S.A.	896,861
110,000	Equinor A.S.A. - ADR	4,521,000
169,007	Norsk Hydro A.S.A.	1,545,360
180,000	Telenor A.S.A.	2,541,176
		13,033,809
	SINGAPORE — 4.3%
1,200,000	CapitaLand Investment Ltd.	2,488,889

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SINGAPORE (Continued)
55,000	DBS Group Holdings Ltd.	$3,174,347
800,000	Singapore Telecommunications Ltd.	2,769,591
4,000,000	Starhill Global REIT - REIT	1,730,994
		10,163,821
	SOUTH KOREA — 5.4%
1,500	Samsung Electronics Co., Ltd. - GDR	6,282,000
200,000	SK Telecom Co., Ltd. - ADR	6,326,000
		12,608,000
	SPAIN — 7.5%
100,000	Banco Bilbao Vizcaya Argentaria S.A.	2,790,590
55,000	Endesa S.A.	2,686,578
121,224	Iberdrola S.A.	2,886,617
170,000	Repsol S.A.	5,171,356
1,000,000	Telefonica S.A.	4,132,841
		17,667,982
	SWEDEN — 0.8%
25,000	Evolution A.B. *,1	1,911,848
	SWITZERLAND — 3.2%
20,000	Novartis A.G. - ADR	3,123,000
10,000	Roche Holding A.G.	4,373,531
		7,496,531
	UNITED KINGDOM — 13.4%
75,000	BP PLC - ADR	3,391,500
150,000	British American Tobacco PLC - ADR	9,097,500
55,000	GSK PLC - ADR	2,842,950
17,280	Reckitt Benckiser Group PLC	1,220,313
35,000	Shell PLC - ADR	3,219,300
35,555	Unilever PLC - ADR	2,254,542
6,000,000	Vodafone Group PLC	9,529,650
		31,555,755
	UNITED STATES — 3.6%
40,000	Newmont Corp.	3,748,400
34,000	Newmont Corp. - CDI	3,228,947
8,000	Philip Morris International, Inc.	1,526,560
		8,503,907
	TOTAL COMMON STOCKS
	(Cost $163,531,168)	231,325,688

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2026 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 1.0%
2,368,467	Federated Hermes Treasury Obligations Fund - Institutional Class, 3.499% [2]	$2,368,467
	Total Short-Term Investments
	(Cost $2,368,467)	2,368,467
	TOTAL INVESTMENTS — 99.4%
	(Cost $165,899,635)	233,694,155
	Other Assets in Excess of Liabilities — 0.6%	1,360,372
	TOTAL NET ASSETS — 100.0%	$235,054,527

ADR – American Depositary Receipt
CDI – CHESS Depositary Interest
GDR – Global Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,911,848, which represents 0.81% of Net Assets.
[2]The rate is the annualized seven-day yield at period end.